Investment and U.S. Partnership - Mainpointe Pharmaceuticals, LLC - Disclosure of common shares fulfill Of obligations pursuant to share purchase agreement (Details) - shares	Dec. 31, 2021	Feb. 17, 2021
Investment and US Partnership [Line Items]
Number of shares issued	34,959,207	5,000
Share Purchase Agreement [Member] | Replicel [Member]
Investment and US Partnership [Line Items]
Number of shares issued	3,986,684
February 8, 2021 [Member] | Share Purchase Agreement [Member]
Investment and US Partnership [Line Items]
Number of shares issued	729,024
April 23, 2021 [Member] | Share Purchase Agreement [Member]
Investment and US Partnership [Line Items]
Number of shares issued	1,777,778
December 17, 2021 [Member] | Share Purchase Agreement [Member]
Investment and US Partnership [Line Items]
Number of shares issued	1,479,882